FINANCIAL DEBT WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]
	Thousands of U.S. dollars
	2019	2020
Senior Secured Notes	490,012	493,701
Bank borrowing	748	1,420
Lease liabilities	142,738	99,515
Total non-current	633,498	594,636
Senior Secured Notes	11,910	11,910
Super Senior Credit Facility	-	30,038
Bank borrowing	23,180	38,055
Lease liabilities	52,027	53,184
Total current	87,117	133,187
TOTAL DEBT WITH THIRD PARTIES	720,615	727,823

Disclosure of detailed information about borrowings [text block]
2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2018
		New borrowing	Amortization

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	2,245	(556)	400,035
Brazilian bonds - Debentures	21,055	-	(3,543)	-	1,809	(1,920)	(118)	(2,575)	14,708
Lease liabilities	10,498	-	(4,221)	-	856	(856)	-	(750)	5,527
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	1,347	39,498
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	2,127	(2,534)	459,768

2019	Thousands of U.S. dollars
	December 31, 2018	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2019
		New borrowing	Amortization

Senior Secured Notes	400,035	100,170	-	-	29,779	(27,563)	(499)	-	501,922
Brazilian bonds - Debentures	14,708	-	(14,513)	-	441	(676)	(295)	335	-
Lease liabilities	5,527	-	(56,088)	211,981	18,307	(812)	-	15,850	194,765
Other borrowings	39,498	73,547	(86,966)	-	2,728	(2,258)	-	(2,621)	23,928
Total	459,768	173,717	(157,567)	211,981	51,255	(31,309)	(794)	13,564	720,615

2020	Thousands of U.S. dollars
	December 31, 2019	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2020
		New borrowing	Amortization

Senior Secured Notes	501,922	-	-	-	30,625	(30,625)	3,689	-	505,611
Super Senior Credit Facility	-	50,000	(20,000)	-	1,910	(1,872)	-	-	30,038
Lease liabilities	194,765	-	(48,947)	29,635	14,426	(559)	726	(37,347)	152,699
Other borrowings	23,928	71,771	(50,543)	-	71	(1,021)	-	(4,731)	39,475
Total	720,615	121,771	(119,490)	29,635	47,032	(34,077)	4,415	(42,078)	727,823

Disclosure of financial instruments by type of interest rate [text block]

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

	(Thousands of U.S. dollars)
Date	Tranche A	Tranche B	Tranche C	Tranche D	Tranche E	Total
March 27, 2014	11,100	5,480	7,672	548	-	24,800
April 16, 2014	4,714	2,357	3,300	236	-	10,607
July 16, 2014	-	-	-	-	270	270
August 13, 2014	27,584	3,013	4,430	477	-	35,504
Subtotal 2014	43,398	10,850	15,402	1,261	270	71,181
March 26, 2015	5,753	1,438	2,042	167	-	9,400
April 17, 2015	12,022	3,006	4,266	349	-	19,643
December 21, 2015	7,250	1,807	-	-	177	9,234
Subtotal 2015	25,025	6,251	6,308	516	177	38,277
October 27, 2016	-	-	-	-	242	242
Subtotal 2016	-	-	-	-	242	242
Total	68,423	17,101	21,710	1,777	689	109,700

Disclosure Of Amounts Released Under Credit Facility [Text Block]
2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2018
		New borrowing	Amortization

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	2,245	(556)	400,035
Brazilian bonds - Debentures	21,055	-	(3,543)	-	1,809	(1,920)	(118)	(2,575)	14,708
Lease liabilities	10,498	-	(4,221)	-	856	(856)	-	(750)	5,527
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	1,347	39,498
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	2,127	(2,534)	459,768

2019	Thousands of U.S. dollars
	December 31, 2018	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2019
		New borrowing	Amortization

Senior Secured Notes	400,035	100,170	-	-	29,779	(27,563)	(499)	-	501,922
Brazilian bonds - Debentures	14,708	-	(14,513)	-	441	(676)	(295)	335	-
Lease liabilities	5,527	-	(56,088)	211,981	18,307	(812)	-	15,850	194,765
Other borrowings	39,498	73,547	(86,966)	-	2,728	(2,258)	-	(2,621)	23,928
Total	459,768	173,717	(157,567)	211,981	51,255	(31,309)	(794)	13,564	720,615

2020	Thousands of U.S. dollars
	December 31, 2019	Cash flows provided by/(used in) financing activities		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2020
		New borrowing	Amortization

Senior Secured Notes	501,922	-	-	-	30,625	(30,625)	3,689	-	505,611
Super Senior Credit Facility	-	50,000	(20,000)	-	1,910	(1,872)	-	-	30,038
Lease liabilities	194,765	-	(48,947)	29,635	14,426	(559)	726	(37,347)	152,699
Other borrowings	23,928	71,771	(50,543)	-	71	(1,021)	-	(4,731)	39,475
Total	720,615	121,771	(119,490)	29,635	47,032	(34,077)	4,415	(42,078)	727,823